Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes

Note 9 — Income Taxes

The Company’s taxable income primarily consists of interest earned on investments held in the Trust Account.

The income tax provision (benefit) for the year ended December 31, 2023 and for the period from January 19, 2022 (inception) through December 31, 2022 were as follows:

	For the Year Ended December 31, 2023	For the Period from January 19, 2022 (inception) through December 31, 2022
Current
Federal	$665,744	$233,530
State	411,948	162,723
Deferred
Federal	(238,881)	(69,606)
State	(102,378)	(29,831)
Change in valuation allowance	341,259	99,437
Income tax provision	$1,077,692	$396,253

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the year ended December 31, 2023	For the Period from January 19, 2022 (inception) through December 31, 2022
U.S. statutory rate	21.0%	21.0%
State income tax, net of federal benefit	9.2%	11.5%
Permanent difference	0.3%	4.5%
Change in valuation allowance	14.1%	12.5%
Effective tax rate	44.6%	49.5%

The Company’s net deferred tax assets at December 31, 2023 and December 31, 2022 were as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets(liability):
Start up cost	$440,696	$99,437
Valuation allowance	(440,696)	(99,437)
Deferred tax assets, net	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.